                                                   As filed pursuant to Rule 497
                                                          SEC File No. 033-85014



                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT

                 Supplement to the POLARIS II Variable Annuity
                      (F3802PRO.4, F4305PRO.1, F4308PRO.1)
                         Prospectuses Dated May 1, 2007

--------------------------------------------------------------------------------

The Marsico Focused Variable Portfolio on the first page of the prospectus is incorrectly named. The following replaces the Marsico Focused Variable
Portfolio:

VARIABLE PORTFOLIO:                              MANAGED BY:
-------------------                              -----------
Marsico Focused Growth Portfolio                 Marsico Capital Management, LLC


The Marsico Focused Variable Portfolio in the "Investment Options" section of the prospectus is incorrectly named. The following replaces the Marsico Focused Variable Portfolio:


       VARIABLE PORTFOLIO                       MANAGED BY:               TRUST    ASSET CLASS
       ------------------                       -----------               -----    -----------
Marsico Focused Growth Portfolio      Marsico Capital Management, LLC     SAST        STOCK



Dated: May 30, 2007


                Please keep this Supplement with your Prospectus



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